Convertible Debenture	12 Months Ended
Dec. 31, 2019
CONVERTIBLE DEBENTURE
Convertible Debenture
12.	Convertible Debenture

Accounting Policy:

Convertible debentures arecompound financial instruments which areaccounted forseparately dependent on the nature of their components: a financial liability and an equity instrument. The identification of such components embedded within a convertible debenture requires significant judgment given that it is based on the interpretation of the substance of the contractual arrangement. Where the conversion option has a fixed conversion rate, the financial liability, which represents the obligation to pay coupon interest on the convertible debentures in the future, is initially measured at its fair value and subsequently measured at amortized cost. The residual amount is accounted for as an equity instrument at issuance. Where the conversion option has a variable conversion rate, the conversion option is recognized as a derivative liability measured at fair value through profit and loss.

In calculating the fair value allocation between the liability component and equity component of the Company’s secured convertible debentures, the Company was required to make estimates and use judgement in determining an appropriate discount rate on the debenture to arrive at fair value. The determination of the fair value of the liability is also based on a number of assumptions, including contractual future cash flows, discount rates and the presence of any derivative financial instruments.

Transaction costs are apportioned to the debt liability and equity components in proportion to the allocation of proceeds.

On September 10, 2019, the Company issued 2,500 secured convertible debenture units (the “Convertible Debenture Units”) of the Company at a price of $10,000 per Convertible Debenture Unit (the “Issue Price”) for gross proceeds of$25,000,000 (the “Offering”) to a single Canadian institutional accredited investor (the “Investor”).

Each Convertible Debenture Unit is comprised of one 5.0% secured convertible debenture of the Company in the principal amount of $10,000 (each, a "Convertible Debenture") and 5,000 common share purchases warrants of the Company (each, a "Debenture Warrant"). The Convertible Debentures have a maturity date of 24 months from the issuance date (the "Maturity Date") and bear interest at the option of the Company payable in cash or, pursuant to TSXV rules and subject to certain limitations on a holder’s ownership levels, in Common Shares from the date of issuance at 5.0% per annum, accrued and payable semi-annually on June 30th and December 31st of each year. The Convertible Debentures include certain covenants relating to the business of the Company.

The Convertible Debentures are direct, senior secured obligations of the Company ranking pari passu in right of payment of principal and interest in priority to all existing unsecured debt and other liabilities of the Company. As security for the repayment of the Convertible Debentures, the Company granted the Debenture holders a security interest in all of its assets and pledged the shares of each of its wholly-owned subsidiaries.

Subject to certain limitations on a holder’s ownership levels, restrictions, and at the option of the holder, the Convertible Debentures are convertible, subject to certain restrictions and at the option of the holder, into Common Shares at any time prior to the close of business on the last business day immediately preceding the Maturity Date. The Convertible Debentures have a conversion price of $2.00 per Common Share (the "Conversion Price"). If, at any time prior to the Maturity Date, the volume weighted average trading price of the Common Shares on the TSXV is greater than $3.50 for 10 consecutive trading days, the Company may force the conversion of the principal amount of the then outstanding principal amount owing pursuant to the ConvertibleDebenturesatthe Conversion Price provided theCompanygives 30 days'notice of such conversion to the holder.

Subject to certain limitations on a holder’s ownership levels, each Warrant is exercisable to purchase one Common Share at an exercise price of $2.00 per share for a period of 24 months from the date of issue. If, at any time prior to the expiry date of the Warrants, the volume weighted average trading price of the Common Shares on the TSXV is greater than $3.50 for 10 consecutive trading days,the Company may deliver a notice to the holder of Warrants accelerating the expiry date of the Warrants to the date that is 30 days following the date of such notice.

At issuance, the fair value of the liability component of the Convertible Debentures was estimated to be $21,925,195. They were valued using an interest rate for a similar debt for which no conversion features existed, which was estimated to be 12%. The debt component is to be accreted to face value over the term to maturity as a non-cash interest charge. The Debenture Warrants were valued at $2,426,826 using the Black-Scholes valuation model. The residual value was allocated to the equity component of the conversion feature and had a value of $647,979.

The fair value of the warrants was calculated using the Black-Scholes option-pricing model with the following assumptions: expected life of 2 years, risk free interest rate of 1.60%, expected annualized volatility of 94.06% and Nil expected dividend yield. The fair value was determined to be $0.89. The share price used for fair value as at issuance date was $1.85.

Issuance costs of $783,000 were allocated proportionately with $686,697 as a debit against the liability component and $96,303 as a debit against the equity component of the conversion feature. These issuance costs create a temporary difference between the carrying value of the liability component and the tax base of the liability for tax purposes. The deferred tax impact of the allocation of a portion of the Convertible Debenture to equity resulted in a deferred tax recovery during the year ended December 31, 2019 of $805,000 and a corresponding deferred tax asset in equity of $635,950 and $169,050 for the Debenture Warrants and the equity component of the Convertible Debenture, respectively. The effect of deferred tax is recognised in equity because IAS 12 – Income Taxes, requires that the recognition of deferred tax must follow the underlying transaction it relates to, and the temporary difference relates to the amount attributed to the equity conversion option and Debenture Warrants.

During the year ended December 31, 2019 interest expense of $383,561 and accretion expense of $584,285 was recorded.